EXPENSES BY NATURE - General and administrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Employee costs	€ (9,817)	€ (7,657)	€ (5,225)
Amortization costs IFA	0	(5)	(2)
Depreciation PPE and right of use assets	(1,001)	(977)	(614)
Direct Operating Expenses	(8,355)	(7,973)	(5,198)
Other indirect general and administrative costs	(1,906)	(2,301)	(1,181)
Total general and administrative costs	€ (21,079)	€ (18,913)	€ (12,221)